Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Net loss per share attributable to ordinary shareholders
Schedule of computation of basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the six months ended June 30, 2026 and 2025 (in thousands):

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Net loss	(4,812)	(13,421)	(10,371)
Less: Net loss attributable to non-controlling interest	(2)	(10)	(8)
Net loss attributable to Ryde Group Ltd	(4,810)	(13,411)	(10,363)

Basic weighted-average ordinary shares outstanding	27,391	142,268	142,268

Basic and diluted loss per share attributable to Ryde Group Ltd	(0.18)	(0.09)	(0.07)